FAIR VALUE MEASUREMENTS - Reconciliation of Warrant Liability (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Roll Forward]
Estimated fair value, beginning	$ 38,756	$ 0
Change in estimated fair value	(3,485)	(3,485)	$ 0	$ 0
Estimated fair value, ending	$ 35,271	$ 35,271	$ 0